Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,239,000
Previously Paid Amount	0.00
Total Fee Amount	447.31
Total Offset Amount	0.00
Net Fee	447.31
Narrative - Max Aggregate Offering Price	$ 3,239,000
Final Prospectus	true